Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
Schedule of other non current assets

	December 31,	December 31,
	2021	2022
Non-current portion of auto financing receivables	2,162,417	4,501,168
Non-current portion of national subsidy receivable	1,933,971	1,227,270
Long-term deposits	636,124	944,768
Non-current portion of prepayments for purchase of property, plant and equipment	376,675	433,750
Non-current portion of receivables of installment payments for battery	409,197	221,089
Non-current portion of right of use assets – finance lease	66,052	49,205
Others	14,328	110,950
Less: Allowance for credit losses	(49,309)	(89,641)
Total	5,549,455	7,398,559